Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 27,615	¥ 26,581
Derivative liabilities Fair value	17,990	19,798
Options held
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	844	1,708
Futures
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	182	694
Derivative liabilities Fair value	318	37
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	90	57
Derivative liabilities Fair value	15	45
Variable Annuity and Variable Life Insurance Contracts | Options held
Derivatives, Fair Value [Line Items]
Notional amount	40,275	46,063
Variable Annuity and Variable Life Insurance Contracts | Futures
Derivatives, Fair Value [Line Items]
Notional amount	38,094	52,791
Variable Annuity and Variable Life Insurance Contracts | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	¥ 12,140	¥ 16,690